IMPAIRMENT TESTING	12 Months Ended
Dec. 31, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment testing	NOTE 12 – IMPAIRMENT TESTING
The Management of TORM has assessed that TORM has two CGUs being the Main Fleet and the Marine Engineering cash-generating unit, following the acquisition of Marine Exhaust Technology A/S in 2022 and the disposal of the two remaining Handysize vessel in
2022.
The Main Fleet is comprised of TORM’s LR1, LR2 and MR vessels, which are operated collectively as a combined internal pool, employed principally in the spot market and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications. All vessels in the Main Fleet can handle multiple sizes of refined oil cargos and sail all seas and oceans, over both short and long distances. Given the technical specifications and capacity of the vessels, the Main Fleet is relatively homogenous with a very high degree of interoperability. The Main Fleet includes the 2021 acquired MR vessels with chemical trading capability, which are operated as all other product tanker vessels.
The Marine Engineering segment represent a single CGU because cash inflows are generated independent of the cash inflows from the
Main Fleet from serving the existing external customer base of the Marine Engineering segment.
As of December 31, 2024, the Management tested the carrying amount of Marine Engineering investment for impairment as further set out below.
Tanker Segment
As of December 31, 2024, the Management has assessed indicators of impairment that include, but are not limited to, broker vessel values, time charter rates, weighted average cost of capital, any other adverse impacts from current economic, environmental, and geopolitical uncertainty, as well as the carrying amount of the net assets against the market capitalization. Vessel values from two internationally recognized shipbrokers were on average 26.0% above the carrying value of the vessels in the Main Fleet CGU, supporting the carrying amount. Consequently, the Management did not determine the recoverable amount of the CGU as no indicators were identified.
As of December 31, 2023 and December 31, 2022, the assessment of the recoverable amount of the Main Fleet was based on the fair value less cost of disposal.

	Recoverable amount			Excess values (recoverable amount less carrying amount) ¹⁾
	2024	2023	2022	2024	2023	2022
CGU	USDm	USDm	USDm	USDm	USDm	USDm
Main Fleet ²⁾	N/A	3,495.0	2,647.0	N/A	952.1	784.0
Total	N/A	3,495.0	2,647.0	N/A	952.1	784.0
¹⁾ Included in the excess value is the outstanding installments for purchased not delivered vessels.
²⁾ No impairment losses and reversals was incurred in 2024, 2023 and 2022.
December 31, 2024
As noted above, the recoverable amount of the Main Fleet CGU was not determined as no indicators of impairment were identified.
Additionally, no impairment was recognized during 2024 in connection with disposal of individual vessels as set out in Note 10.
NOTE 12 – continued
December 31, 2023
As of December 31, 2023, the assessment of the recoverable amount of the Main Fleet is based on the fair value less cost of disposal of the vessels. The recoverable amount of the Main Fleet as of December 31, 2023 amounts to USD 3,495m, and is based on the market approach which considers the valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels. The shipbrokers’ primary input is deadweight tonnage, yard, and age of the vessel.
The fair value assumes that the vessels are in good and seaworthy condition and with prompt, charter-free delivery. The fair value less costs of disposal of the vessels is determined to be within Level 3 of the fair value hierarchy.
We have assessed the impact from climate changes and the potential adverse impact on vessel values, however, no specific adjustments in this respect have been reflected in the impairment testing of the Main Fleet given the recoverable amount has been based on the fair value less costs of disposal. Further discussion can be found in the Audit Committee Report, page 102 and TCFD pages 87-89 in the Annual Report for 2023. We continue to monitor the development closely, and we continuously work on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.
Based on this review, the Management concluded that as of December 31, 2023 assets within the Main Fleet were not impaired as fair value less costs of disposal exceeded the carrying amount by USD 952m.
No impairment was recognized during 2023 in connection with disposal of individual vessels as set out in Note 8 in the Annual Report
2023.
December 31, 2022
As of 31 December 2022, the assessment of the recoverable amount of the Main Fleet is based on the fair value less cost of disposal of the vessels. The recoverable amount of the Main Fleet as of December 31, 2022 amounts to USD 2,647m, and is based on the market approach which considers the valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels. The shipbrokers’ primary input is deadweight tonnage, yard, and age of the vessel. The fair value assumes that the vessels are in good and seaworthy condition and with prompt, charter-free delivery. The fair value less costs of disposal of the vessels is determined to be within Level 3 of the fair value hierarchy.
We have assessed the impact from climate changes and the potential adverse impact on vessel values, however, no specific adjustments in this respect have been reflected in the impairment testing of the Main Fleet given the recoverable amount has been based on the fair value less costs of disposal. Further discussion can be found in the Audit Committee Report, page 91 and TCFD pages 75-77 in the Annual Report for 2022. We continue to monitor the development closely, and we continuously work on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.
Based on this review, the Management concluded that as of December 31, 2022 assets within the Main Fleet were not impaired as fair value less costs of disposal exceeded the carrying amount by USD 784m.
Impairments recognized during 2022 of USD 2.7m (2021: USD 4.6m) as set out in Note 8 of the 2022 Annual Report relate to the disposal of individual vessels during the year. The recoverable amount of the vessels was based on fair value less costs of disposal, which amounted to USD 31.8m. The fair value was based on sales price less transaction costs (fair value hierarchy Level 2).
Marine Engineering Segment
Marine Exhaust Technology A/S was acquired in 2022 which was also the first year the impairment testing was performed.
December 31, 2024
As of December 31, 2024, the assessment of the recoverable amount of the Marine Engineering cash-generating unit is based on value in use. The result of the impairment test showed an excess value of USD 28.6m compared to the carrying amount. No impairment of goodwill was recognized as of December 31, 2024.
Key assumptions used in the determination of value in use
The value in use is calculated based on future cash flows using a five-year budget period from 2025-2029. The future cash flows are based on the budget for 2025, assuming no growth in sales. Cost of goods sold is calculated using the gross margins from the 2025 budget. The gross margins are assumed to be constant in the budget period. Operating costs are based on the 2025 budget and are being inflated in the forecast period with the assumed inflation rates of 2% - 3% p.a. Cash levels are assumed constant in the forecast period, investments in non-current assets are USD 0.2m in 2025 and zero afterwards, and lastly, leasing liabilities are assumed constant. The terminal value extending beyond 2029 are based on a continuation of before mentioned parameters.
The discount rate used in the value in use calculation was based on a Weighted Average Cost of Capital (WACC) of 7.4% as of
December 31, 2024. The WACC was calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure were the key parameters.
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments.
These were related to the future development in sales across all revenue segments. All other things being equal, the sensitivities to the value in use have been assessed as follows:
•An increase/decrease in the total sales of 10.0% from 2025 and onwards would result in an increase/decrease in the value in use of USD 13.3m.
December 31, 2023
As of December 31, 2023, the assessment of the recoverable amount of the Marine Engineering cash-generating unit is based on value in use. The result of the impairment test showed an excess value of USD 9.8m compared to the carrying amount. No impairment of goodwill was recognized as of December 31, 2023.
Key assumptions used in the determination of value in use
The value in use is calculated based on future cash flows using a five-year budget period from 2024-2028. The future cash flows are based on the budget for 2024, assuming no growth in sales. Cost of goods sold is calculated using the gross margins from the 2024 budget. The gross margins are assumed to be constant in the budget period. Operating costs are based on the 2024 budget and are being inflated in the forecast period with the assumed inflation rates of  2% - 3% p.a. Cash levels are assumed constant in the forecast period, investments in non-current assets are USD 0.1m in 2024 and zero afterwards, and lastly, leasing liabilities are assumed constant. The terminal value extending beyond 2028 are based on a continuation of before mentioned parameters.
The discount rate used in the value in use calculation was based on a Weighted Average Cost of Capital (WACC) of 8.8% as of
December 31, 2023. The WACC was calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure were the key parameters.
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments.
These were related to the future development in sales across all revenue segments. All other things being equal, the sensitivities to the value in use have been assessed as follows:
•An increase/decrease in the total sales of 10.0% from 2024 and onwards would result in an increase/decrease in the value in use of
USD 12.1m.
December 31, 2022
As of December 31, 2022, the assessment of the recoverable amount of the Marine Engineering cash-generating unit is based on value in use. The result of the impairment test showed an excess value of USD 3.2m compared to the carrying amount. No impairment of goodwill was recognized as of December 31, 2022.
Key assumptions used in the determination of value in use
The value in use is calculated based on future cash flows using a five-year budget period from 2023-2027. The future cash flows are based on the budget for 2023, assuming no growth in sales. Cost of goods sold is calculated using the gross margins from the 2023 budget. The gross margins are assumed to be constant in the budget period. Operating costs are based on the 2023 budget and are being inflated in the forecast period with the assumed inflation rates of 2% - 3% p.a. Cash levels are assumed constant in the forecast period, investments in non-current assets are USD 0.3m in 2023 and zero afterwards, and lastly, leasing liabilities are assumed constant. The terminal value extending beyond 2027 are based on a continuation of before mentioned parameters.
The discount rate used in the value in use calculation was based on a Weighted Average Cost of Capital (WACC) of 10.8% as of
December 31, 2022. The WACC was calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure were the key parameters.
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments.
These were related to the future development in sales across all revenue segments. All other things being equal, the sensitivities to the value in use have been assessed as follows:
•An increase/decrease in the total sales of 10.0% from 2023 and onwards would result in an increase/decrease in the value in use of
USD 3.8m.
Accounting Policies
Impairment of assets
Non-current assets are reviewed at the reporting date to determine any indication of impairment including a significant decline in either the assets’ market value, increase in market rates of return, or in the cash flows expected to be generated by the fleet. At least annually, or if impairment indicator(s) exists, an impairment test on a CGU level will be performed. A CGU is determined as the smallest group of assets that generates independent cash inflows. An asset/CGU is impaired if the recoverable amount is below the carrying amount.
The recoverable amount of the CGU is estimated as the higher of fair value less costs of disposal and value in use. The value in use is the present value of the future cash flows expected to be derived from a CGU, utilizing a pre-tax discount rate that reflects current market estimates of the time value of money and the risks specific to the unit for which the estimates of future cash flows have not been adjusted. If the recoverable amount is less than the carrying amount of the cash generating unit, the carrying amount is reduced to the recoverable amount.
The impairment loss is recognized immediately in the income statement. Where an impairment loss subsequently reverses, the carrying amount of the CGU is increased to the revised estimate of the recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized in prior years.
For the purpose of assessing impairment, assets, time charter and bareboat contracts are grouped at the lowest levels at which impairment is monitored for internal management purposes.